Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Right-of-use assets (Note 10)	₱ 18,303	₱ 15,890
Lease liabilities - net of current portion (Note 10)	15,982	13,100
Current portion of lease liabilities (Note 10)	4,043	3,215		₱ 4,043
Accrued expenses and other current liabilities (Note 24)	107,759	100,815
Financial assets at FVOCI – net of current portion (Note 11)		162
Current portion of financial assets at FVOCI (Note 11)	168	2,757
Prepayments (Note 19)	76,766	60,231
Trade and other receivables	38,304	39,340
Accounts payable (Note 23)	82,413	77,845
Repairs and maintenance (Notes 14, 18 and 25)	21,555	20,007	₱ 14,331
Depreciation and amortization (Notes 9 and 10)	47,480	39,656	47,240
Rent (Notes 10 and 25)	1,384	1,290	7,321
Financing costs – net	10,086	8,553	7,067
Professional and other contracted services (Note 25)	7,307	7,408	12,809
Communication, training and travel (Note 25)	903	1,203	1,069
Insurance and security services (Note 25)	1,699	1,671	1,499
Cost of services (Note 18)	2,991	3,680	3,429
Expenses	144,822	129,786	149,141
Meralco Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	418	415
Right-of-use assets (Note 10)	1,916
Lease liabilities - net of current portion (Note 10)	1,589
Current portion of lease liabilities (Note 10)	437
Repairs and maintenance (Notes 14, 18 and 25)	2,231	2,689	2,771
Depreciation and amortization (Notes 9 and 10)	473	218
Rent (Notes 10 and 25)	₱ 38	29	583
Meralco Joint Venture Through P C E V | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon expiration or depreciation of lease (Unsecured)
Meralco Joint Venture Through P C E V | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due after September 30, 2021 for 2020 and due after December 31, 2020 for 2019 (Unsecured)
Meralco Joint Venture Through P C E V | Accounts Payable And Accrued Expenses And Other Current Liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Electricity charges -immediately upon receipt of invoice (Unsecured)
Meralco Joint Venture Through P C E V | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due on or before September 30, 2021 for 2020 and due on or before December 31, 2020 for 2019 (Unsecured)
Meralco Industrial Engineering Services Corporation, or MIESCOR Joint Venture Through PCEV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 3	3
Malayan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	10	5
Accrued expenses and other current liabilities (Note 24)	10	5
Prepayments (Note 19)	₱ 18	19
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Insurance and security services (Note 25)	₱ 194	295	182
Malayan [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
M P I C Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Financial assets at FVOCI – net of current portion (Note 11)		162
Current portion of financial assets at FVOCI (Note 11)	₱ 168	2,757
Terms and Conditions	Due after September 30, 2021 for 2020 and due after December 31, 2020 for 2019; non-interest-bearing (Unsecured)
M P I C Joint Venture Through P C E V | Current [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due on or before September 30, 2021 for 2020 and due on or before December 31, 2020 for 2019; non-interest-bearing (Unsecured)
NTT TC Leasing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Interest-bearing financial liabilities (Note 21)	₱ 2,401	2,540
Financing costs – net	59	103	100
NTT World Engineering Marine Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 183	147
Terms and Conditions	1st month of each quarter; non-interest-bearing (Unsecured)
Repairs and maintenance (Notes 14, 18 and 25)	₱ 139	169	17
NTT Communications [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	11	10
Accrued expenses and other current liabilities (Note 24)	₱ 8	8
Terms and Conditions	30 days upon receipt of invoice; non-interest-bearing (Unsecured)
Rent (Notes 10 and 25)			5
Professional and other contracted services (Note 25)	₱ 81	95	95
NTT Worldwide Telecommunications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 1	3
Terms and Conditions	30 days upon receipt of invoice; non-interest-bearing (Unsecured)
Selling and promotions	₱ 3	5	5
NTT DOCOMO, Inc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	₱ 8	6
Terms and Conditions	30 days upon receipt of invoice; non-interest-bearing (Unsecured)
Professional and other contracted services (Note 25)	₱ 58	70	96
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	62	33
Right-of-use assets (Note 10)	134	168
Lease liabilities - net of current portion (Note 10)	114	154
Current portion of lease liabilities (Note 10)	29	20
Repairs and maintenance (Notes 14, 18 and 25)	6	38	111
Depreciation and amortization (Notes 9 and 10)	34
Rent (Notes 10 and 25)	314	198	236
Financing costs – net	13
Professional and other contracted services (Note 25)	2
Communication, training and travel (Note 25)	₱ 1	10	20
Miscellaneous expenses		98	7
JGSHI and Subsidiaries [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon expiration or depreciation of lease (Unsecured)
JGSHI and Subsidiaries [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due after September 30, 2021 for 2020 and due after December 31, 2020 for 2019 (Unsecured)
JGSHI and Subsidiaries [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	1st month of each quarter; 30 days upon receipt of invoice; non-interest-bearing (Unsecured)
JGSHI and Subsidiaries [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due on or before September 30, 2021 for 2020 and due on or before December 31, 2020 for 2019 (Unsecured)
Gotuaco [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	₱ 10	1
Prepayments (Note 19)	₱ 5	6
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Insurance and security services (Note 25)	₱ 149	165	163
Gotuaco [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Various [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Right-of-use assets (Note 10)	₱ 598	232
Lease liabilities - net of current portion (Note 10)	413	218
Current portion of lease liabilities (Note 10)	156	92
Accrued expenses and other current liabilities (Note 24)	63	65
Trade and other receivables	₱ 2,036	2,082
Various [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon expiration or depreciation of lease (Unsecured)
Various [Member] | Trade and Other Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice (Unsecured)
Various [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due after September 30, 2021 for 2020 and due after December 31, 2020 for 2019 (Unsecured)
Various [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Due on or before September 30, 2021 for 2020 and due on or before December 31, 2020 for 2019 (Unsecured)
Various [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing (Unsecured)
Various [Member] | Accounts Payable Subject to 30 Days Non-interest Bearing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days non-interest-bearing; Immediately upon receipt of billing (Unsecured)
Various Related Parties Subject to 30 Days Non-interest Bearing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable (Note 23)	₱ 1,049	1,173
Cignal Cable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Note 24)	102
Selling and promotions	23	82
Other income – net	51	166
Cignal Cable [Member] | Iflix Service Agreement 2015 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost of services (Note 18)		224	372
Cignal Cable [Member] | Iflix Service Agreement 2019 [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost of services (Note 18)	₱ 22	82
Cignal Cable [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Meralco Industrial Engineering Services Corporation, or MIESCOR Joint Venture Through PCEV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice (Unsecured)
NTT Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Non-amortizing, payable upon maturity on March 30, 2023 and March 27, 2024 (Unsecured)
MIESCOR [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Repairs and maintenance (Notes 14, 18 and 25)			33
Construction-in-progress			33
Asia Link B.V., or ALBV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 25)			34
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 25)	₱ 72	156	135
Tv Five Network Inc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Prepayments (Note 19)	0	0
Selling and promotions	112	33	409
Various [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Revenues	2,145	2,401	2,355
Expenses	₱ 1,582	₱ 1,908	₱ 1,935